Income taxes	12 Months Ended
Mar. 31, 2025
Disclosure of income tax [Abstract]
Income taxes
25.
Income taxes

a.
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
Current taxes
Domestic	Rs.	17,909	Rs.	13,874	Rs.	8,768
Foreign		4,672		5,584		4,090
	Rs.	22,581	Rs.	19,458	Rs.	12,858
Deferred taxes
Domestic	Rs.	(1,074)	Rs.	968	Rs.	3,891
Foreign		(1,968)		(4,240)		(1,449)
	Rs.	(3,042)	Rs.	(3,272)	Rs.	2,442
Tax expense, net	Rs.	19,539	Rs.	16,186	Rs.	15,300

b.
Income tax expense/(benefit) recognized directly in other comprehensive (loss)/ income

Income tax expense/(benefit) recognized directly in other comprehensive (loss)/income consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		58		(117)		(354)
Tax effect on foreign currency translation differences		-		-		48
Tax effect on actuarial gains/losses on defined benefit obligations		(24)		(4)		69
	Rs.	34	Rs.	(121)	Rs.	(237)

c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2025, 2024 and 2023:

	For the Year Ended March 31,
	2025		2024		2023
Profit before income taxes	Rs.	76,784	Rs.	71,870	Rs.	60,367
Enacted tax rate in India		25.17%		25.17%		34.94%
Computed expected tax expense	Rs.	19,327	Rs.	18,090	Rs.	21,092
Effect of:
Differences between Indian and foreign tax rates	Rs.	(241)	Rs.	(749)	Rs.	(3,807)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		2		(817)		(757)
Expenses not deductible for tax purposes		860		612		201
Income exempt from income taxes		(483)		(39)		(769)
Foreign exchange differences		(124)		(89)		(204)
Reversal of deferred tax asset on Indexation of land		473		-		-
Income from sale of capital assets		(242)		(48)		(602)
Others		(33)		(774)		146
Income tax expense	Rs.	19,539	Rs.	16,186	Rs.	15,300
Effective tax rate		25%		23%		25%

The Company’s effective tax rate for the year ended March 31, 2025, was higher as compared to the year ended March 31, 2024. This increase was primarily on account of:

a)	the reversal of a previously recognized deferred tax asset on indexation of land, consequent to amendments made pursuant to the Finance Act (No.2) 2024 to the Income Tax Act, 1961 in India;
b)	the recognition of a previously unrecognized deferred tax asset on operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland during the year ended March 31, 2024; and
c)
an increase in the proportion of the Company’s profits coming from higher tax jurisdictions and a decrease in the proportion of profits from lower tax jurisdictions for the period ended March 31, 2025, as compared to the period ended March 31, 2024.

The Company’s effective tax rate for the year ended March 31, 2024 was lower as compared to year ended March 31, 2023. This reduction was primarily on account of a decrease in the corporate income tax rate of the parent company as a result of the adoption of the corporate tax rate under section 115BAA of the Income Tax Act of India. Also, the tax expense/(benefit), net recorded for the year ended March 31, 2024, include certain credits and reversals arising on account of resolution/conclusion of tax matters pertaining to past assessment years. However, the impact of such decrease in the corporate income tax rate was partially offset by the following factors:

a)
changes in the jurisdictional mix of earnings (i.e., an increase in the proportion of the Company’s profits coming from higher tax jurisdictions and a decrease in the proportion of profits from lower tax jurisdictions) for the year ended March 31, 2024, as compared to the year ended March 31, 2023;

b)	the Company had higher income from sale of capital assets in the year ended March 31, 2023 which was taxed at a lower rate compared to the corporate tax rate; and
c)
during the year ended March 31, 2023, the parent company was eligible to claim certain tax deductions for income generated from its units located in special zones, which deductions were not available during the year ended March 31, 2024.

Overall, while the adoption of the new corporate tax rate contributed towards a reduction in the Company's effective tax rate, various factors as described above played a role in partially offsetting this impact for the period ended March 31, 2024.

d. Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2025		2024
Deductible temporary differences, net	Rs.	235	Rs.	225
Operating tax loss carry-forward		1,587		3,393
	Rs.	1,822	Rs.	3,618

Deferred tax liability is not provided on undistributed earnings of Rs.43,442 and Rs.39,949 as of March 31, 2025 and 2024, respectively of subsidiaries and joint ventures, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.
Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2025				2024
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	4,650	Rs.	(24)	Rs.	4,394	Rs.	(22)
Trade and other receivables		8,390		-		5,815		-
Operating/other tax loss carry-forward		2,844		-		2,398		-
Other current assets and other current liabilities, net		733		(192)		747		(102)
Lease liabilities		1,205		-		854		-
Property, plant and equipment		-		(5,067)		690		(4,311)
Right of use asset		-		(1,102)		-		(750)
Other intangible assets		1,533		(8,583)		195		(93)
Others		878		(865)		833		(783)
Tax assets/(liabilities)		20,233		(15,833)		15,926		(6,061)
Set-off of taxes		(1,725)		1,725		(5,152)		5,152
Net tax assets/(liabilities)		18,508		(14,108)		10,774		(909)

In assessing whether the deferred tax assets will be realized, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2026 through 2041.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2025 and
2024
.

	As of March 31, 2024		Recognized in income statement		Recognized in OCI		Recognized on business combination	As of March 31, 2025
Deferred tax assets/(liabilities):
Inventories	Rs.	4,372	Rs.	254		-	-	Rs.	4,626
Trade and other receivables		5,815		2,575		-	-		8,390
Operating/other tax loss carry-forward		2,398		446		-	-		2,844
Other current assets and other current liabilities, net		645		(104)		-	-		541
Lease liabilities		854		351		-	-		1,205
Right of use asset		(750)		(352)		-	-		(1,102)
Property, plant and equipment		(3,621)		(1,446)		-	-		(5,067)
Other intangible assets		102		1,331		-	(8,483)		(7,050)
Others		50		(3)		(34)	-		13
Net deferred tax assets	Rs.	9,865	Rs.	3,052	Rs.	(34)	(8,483)	Rs.	4,400

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2023		Recognized in income statement		Recognized in OCI		As of March 31, 2024
Deferred tax assets/(liabilities):
Inventories	Rs.	3,363	Rs.	1,009	Rs.	-	Rs.	4,372
Trade and other receivables		2,808		3,007		-		5,815
Operating/other tax loss carry-forward		2,086		312		-		2,398
Other current assets and other current liabilities, net		935		(290)		-		645
Lease liabilities		539		315		-		854
Right of use asset		(427)		(323)		-		(750)
Property, plant and equipment		(3,251)		(370)		-		(3,621)
Other intangible assets		138		(36)		-		102
Others		172		(243)		121		50
Net deferred tax assets	Rs.	6,363	Rs.	3,381	Rs.	121	Rs.	9,865

The amounts recognized in the consolidated income statement for the years ended March 31, 2025 and 2024 include Rs
.
10
and Rs.
109
, respectively, which represent exchange differences arising due to foreign currency translations.

g.
Uncertain tax positions – Tax litigations

The Company is contesting various disallowances by the Income Tax authorities. The associated tax impact for disallowances being more likely than not to be accepted by tax authorities is Rs.
2,875
and Rs.
2,965
as of
March 31, 2025 and 2024, respectively.
Accordingly, no provision is made in these consolidated financial statements as of March 31, 2025.

h.
Assessment of exposure to Pillar Two rules

Legislation to implement the Pillar Two model rules of the OECD has been enacted or substantively enacted in certain jurisdictions where the Company operates. The legislation will be effective for the Company’s reporting year beginning April 1, 2024. The Company is within the scope of the enacted or substantively enacted legislation.

The Company’s assessment of the potential exposure to Pillar Two income taxes is based on the most recent country-by-country reporting, income tax returns and financial statements of the constituent entities within the Company.

Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Company operates are above 15%, and thus Pillar Two income taxes would not apply. However, there are a limited number of jurisdictions where the transitional safe harbour relief does not apply, and the Pillar Two effective tax rate is lower than 15%. The Company does not expect a material exposure to Pillar Two income taxes in those jurisdictions.